Consolidated Statement of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net income	$ 159,158	$ 231,315	$ 60,788
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	570,955	564,935	572,649
Bad debts expense	76,292	107,991	73,157
Stock-based compensation expense	18,044	16,362	15,122
Deferred income taxes, net	73,727	47,260	(77,327)
Equity in earnings of unconsolidated entities	(97,318)	(96,800)	(91,981)
Distributions from unconsolidated entities	100,359	91,105	91,845
Gain on disposition of investments			(16,628)
Loss on impairment of intangible assets		14,000	386,653
Loss on asset disposals, net	10,717	16,169	17,413
Noncash interest expense	2,540	2,442	1,772
Excess tax benefit from stock awards	(114)	(24)	(1,151)
Other operating activities	(2,369)		210
Changes in assets and liabilities from operations
Accounts receivable	(75,252)	(114,646)	(69,017)
Inventory	40,277	(35,992)	(15,563)
Accounts payable - trade	(14,660)	47,503	(4,572)
Accounts payable - affiliate	(3,940)	5,119	1,093
Customer deposits and deferred revenues	6,180	(9,921)	6,713
Accrued taxes	(70,057)	48,218	(28,197)
Accrued interest	204	(2,121)
Other assets and liabilities	79,546	(51,107)	(202)
Cash flows from operating activities	874,289	881,808	922,777
Cash flows from investing activities
Additions to property, plant and equipment	(583,134)	(546,758)	(585,590)
Proceeds from disposition of investments			16,690
Cash received from divestitures		50	6,838
Cash paid for acquisitions and licenses	(17,101)	(16,027)	(341,694)
Cash paid for investments	(250,250)	(450)
Cash received for investments	60,330	120
Other investing activities	(953)	1,614	(271)
Cash flows from investing activities	(791,108)	(561,451)	(904,027)
Cash flows from financing activities
Borrowings from revolving credit facilities			100,000
Repayment of revolving credit facilities			(100,000)
Repayment of long-term debt	(316)	(140,236)	(3,039)
Common shares reissued for benefit plans, net of tax payments	509	(82)	(2,288)
Common shares repurchased	(52,827)	(33,585)	(28,366)
Excess tax benefit from stock awards	114	24	1,151
Payment of debt issuance costs	(2,229)	(4,421)
Distributions to noncontrolling interests	(19,631)	(18,426)	(19,676)
Payments to acquire additional interest in subsidiaries	(8,786)	(285)
Other financing activities		69	(69)
Cash flows from financing activities	(83,166)	(196,942)	(52,287)
Net increase (decrease) in cash and cash equivalents	15	123,415	(33,537)
Cash and cash equivalents
Beginning of period	294,411	170,996	204,533
End of period	$ 294,426	$ 294,411	$ 170,996